Calvert
Floating-Rate Advantage Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 1.0%

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Phoenix Services International LLC(1)(2)(3)	9,617	$ 38,468
Phoenix Services International LLC(1)(2)(3)	877	3,508
		$ 41,976
Containers & Packaging — 0.0%†
LG Parent Holding Co.(2)(3)	6,015	$ 13,284
		$ 13,284
Electronic Equipment, Instruments & Components — 0.5%
Range Red Acquisitions LLC, Class A 1(1)(2)(3)	108	$ 241,275
		$241,275
Entertainment — 0.1%
New Cineworld Ltd.(2)(3)	1,348	$31,919
		$31,919
Financial Services — 0.0%
Aegletes BV(1)(2)(3)	1,076	$0
		$0
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(2)(3)	15,129	$145,238
Serta SSB Equipment Co.(1)(2)(3)	15,129	0
		$145,238
Professional Services — 0.0%†
Skillsoft Corp.(2)(3)	299	$4,776
		$4,776
Total Common Stocks (identified cost $693,841)		$478,468

Preferred Stocks — 0.1%

Security	Shares	Value
IT Services — 0.1%
Cohesity Global, Inc.:
Series G(2)	1,381	$ 31,763
Series G1(2)	955	21,965
Total Preferred Stocks (identified cost $47,888)		$ 53,728

Senior Floating Rate Loans — 118.4%(4)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 1.3%
American Airlines, Inc., Term Loan, 6.522%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	$634	$ 630,531
		$ 630,531
Auto Components — 2.6%
Autokiniton U.S. Holdings, Inc., Term Loan, 8.441%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	$618	$ 598,149
Clarios Global LP, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 1/28/32	350	350,766
DexKo Global, Inc., Term Loan, 8.191%, (1 mo. USD Term SOFR + 3.75%), 10/4/28	265	253,741
		$ 1,202,656
Automobiles — 0.3%
MajorDrive Holdings IV LLC, Term Loan, 8.557%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	$141	$138,205
		$138,205
Beverages — 1.4%
Celsius Holdings, Inc, Term Loan, 7.492%, (3 mo. USD Term SOFR + 3.25%), 4/1/32	$150	$151,069
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	492	494,722
		$645,791
Broadline Retail — 0.6%
Peer Holding III BV, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	$298	$300,478
		$300,478
Building Products — 2.1%
CPG International, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 9/26/31	$149	$149,530
LHS Borrower LLC, Term Loan, 9.177%, (1 mo. USD Term SOFR + 4.75%), 2/16/29	292	268,689
MI Windows & Doors LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/28/31	517	519,270
Standard Industries, Inc., Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 9/22/28	72	72,092
		$1,009,581
Capital Markets — 8.6%
Advisor Group, Inc., Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 8/17/28	$353	$354,202
AllSpring Buyer LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	356	358,742
Aretec Group, Inc., Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 8/9/30	296	296,380

Calvert
Floating-Rate Advantage Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28	$123	$ 123,556
Clipper Acquisitions Corp., Term Loan, 6.176%, (1 mo. USD Term SOFR + 1.75%), 3/3/28	101	100,080
Edelman Financial Center LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	130	130,194
FinCo I LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 6/27/29	221	222,252
Focus Financial Partners LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	779	778,311
Franklin Square Holdings LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	198	198,247
Guggenheim Partners LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 11/26/31	497	500,142
HighTower Holdings LLC, Term Loan, 7.26%, (3 mo. USD Term SOFR + 3.00%), 2/3/32	433	432,531
Mariner Wealth Advisors LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 12/31/30	330	331,375
Orion Advisor Solutions, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 9/24/30	124	124,863
Victory Capital Holdings, Inc., Term Loan, 6.609%, (3 mo. USD Term SOFR + 2.25%), 12/29/28	86	86,227
		$4,037,102
Chemicals — 4.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	$302	$303,033
Charter NEX U.S., Inc., Term Loan, 7.061%, (1 mo. USD Term SOFR + 2.75%), 11/29/30	491	493,286
Momentive Performance Materials, Inc., Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.00%), 3/29/28	363	364,349
Olympus Water U.S. Holding Corp., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	398	394,320
Rohm Holding GmbH, Term Loan, 9.737%, (6 mo. USD Term SOFR + 5.50%), 1/31/29	232	224,108
W.R. Grace & Co. Conn., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 9/22/28	240	241,072
		$2,020,168
Commercial Services & Supplies — 4.7%
Flame Newco LLC, Term Loan, 10.427%, (1 mo. USD Term SOFR + 6.00%), 6.427% cash, 4.00% PIK, 6/30/28	$122	$121,199
Garda World Security Corp., Term Loan, 7.314%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	592	594,292
Harsco Corp., Term Loan, 6.691%, (1 mo. USD Term SOFR + 2.25%), 6/9/28	181	179,625
Heritage-Crystal Clean, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 10/17/30	321	322,289
Prime Security Services Borrower LLC, Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	642	642,821
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Reworld Holding Corp.:
Term Loan, 6.562%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	$318	$ 318,581
Term Loan, 6.562%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	24	24,598
		$ 2,203,405
Communications Equipment — 0.3%
Ciena Corp., Term Loan, 6.068%, (1 mo. USD Term SOFR + 1.75%), 10/24/30	$123	$ 123,218
		$ 123,218
Construction & Engineering — 2.7%
American Residential Services LLC, Term Loan, 7.53%, (3 mo. USD Term SOFR + 3.25%), 2/2/32	$474	$475,394
Azuria Water Solutions, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	361	363,113
Crown Subsea Communications Holding, Inc., Term Loan, 8.33%, (3 mo. USD Term SOFR + 4.00%), 1/30/31	198	200,024
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30	247	248,550
		$1,287,081
Consumer Finance — 2.1%
CPI Holdco B LLC:
Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$248	$247,691
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 5/17/31	750	750,236
		$997,927
Containers & Packaging — 1.0%
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	$471	$471,081
		$471,081
Diversified Consumer Services — 2.4%
Ascend Learning LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 12/11/28	$429	$429,847
KUEHG Corp., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 6/12/30	278	278,083
Spring Education Group, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 10/4/30	398	400,125
		$1,108,055
Diversified Telecommunication Services — 1.0%
Level 3 Financing, Inc., Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 3/27/32	$140	$141,558
Virgin Media Bristol LLC, Term Loan, 7.676%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	325	322,582
		$464,140

Calvert
Floating-Rate Advantage Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electric Utilities — 1.1%
Kohler Energy Co. LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	$229	$ 229,596
MRP Buyer LLC:
Term Loan, 7.568%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	244	240,598
Term Loan, 6/4/32(5)	31	30,622
		$ 500,816
Electrical Equipment — 0.5%
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31	$221	$ 221,366
		$ 221,366
Electronic Equipment, Instruments & Components — 1.3%
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	$221	$218,802
II-VI, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 7/2/29	169	169,397
Range Red Operating, Inc.:
Term Loan, 12.424%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	39	39,075
Term Loan - Second Lien, 12.424%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	165	163,912
		$591,186
Energy Equipment & Services — 0.6%
PG Investment Co. 59 SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/26/31	$273	$274,033
		$274,033
Entertainment — 0.6%
Delta 2 (LUX) SARL, Term Loan, 9/30/31(6)	$300	$300,863
		$300,863
Financial Services — 3.3%
NCR Atleos LLC, Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 4/16/29	$288	$290,786
Planet U.S. Buyer LLC, Term Loan, 7.33%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	396	398,129
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	199	194,513
Walker & Dunlop, Inc., Term Loan, 6.312%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	150	150,373
WEX, Inc.:
Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 3/31/28	370	370,511
Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 3/5/32	175	174,426
		$1,578,738
Borrower/Description	Principal Amount (000's omitted)	Value
Food Products — 1.9%
Froneri Lux Finco SARL, Term Loan, 6.237%, (6 mo. USD Term SOFR + 2.00%), 9/30/31	$591	$ 585,621
Monogram Food Solutions LLC, Term Loan, 8.441%, (1 mo. USD Term SOFR + 4.00%), 8/28/28	96	97,344
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29	220	220,320
		$ 903,285
Health Care Equipment & Supplies — 1.0%
Journey Personal Care Corp., Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 3/1/28	$181	$ 181,136
Medline Borrower LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/23/28	296	296,465
		$ 477,601
Health Care Providers & Services — 9.6%
AEA International Holdings (Lux) SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 9/7/28	$325	$325,832
CCRR Parent, Inc., Term Loan, 8.697%, (3 mo. USD Term SOFR + 4.25%), 3/6/28	481	211,107
CNT Holdings I Corp., Term Loan, 6.78%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	494	495,538
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	493	495,751
MED ParentCo LP, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 4/15/31	199	199,975
Midwest Physician Administrative Services LLC, Term Loan, 7.807%, (3 mo. USD Term SOFR + 3.25%), 3/12/28	100	93,500
Option Care Health, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	581	585,571
Pacific Dental Services LLC, Term Loan, 7.068%, (1 mo. USD Term SOFR + 2.75%), 3/15/31	568	569,540
Radnet Management, Inc., Term Loan, 6.58%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	124	124,079
Raven Acquisition Holdings LLC:
Term Loan, 3.25%, 11/19/31(5)	35	35,013
Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 11/19/31	489	488,958
Select Medical Corp., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	199	199,872
Surgery Center Holdings, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 12/19/30	543	545,729
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31	170	168,645
		$4,539,110
Health Care Technology — 2.2%
Cotiviti Corp., Term Loan, 7.074%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	$395	$393,658
Imprivata, Inc., Term Loan, 7.321%, (3 mo. USD Term SOFR + 3.00%), 12/1/27	362	363,800

Calvert
Floating-Rate Advantage Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
PointClickCare Technologies, Inc., Term Loan, 7.416%, (6 mo. USD Term SOFR + 3.25%), 11/3/31	$124	$ 125,075
Symplr Software, Inc., Term Loan, 8.88%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	160	146,404
		$ 1,028,937
Hotels, Restaurants & Leisure — 1.5%
ClubCorp Holdings, Inc., Term Loan, 9.557%, (3 mo. USD Term SOFR + 5.00%), 9/18/26	$147	$ 147,471
Horizon U.S. Finco LP, Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.75%), 10/31/31	199	195,796
IRB Holding Corp., Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	361	361,683
		$ 704,950
Household Durables — 1.9%
Libbey Glass, Inc., Term Loan, 10.933%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	$335	$323,620
Serta Simmons Bedding LLC:
Term Loan, 11.884%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	24	24,020
Term Loan, 11.91%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	222	203,577
Somnigroup International, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 10/24/31	326	327,520
		$878,737
Household Products — 0.8%
Energizer Holdings, Inc., Term Loan, 6.321%, (1 mo. USD Term SOFR + 2.00%), 3/19/32	$375	$376,485
		$376,485
Insurance — 5.7%
Alera Group, Inc., Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 5/31/32	$250	$251,031
Alliant Holdings Intermediate LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/19/31	491	491,862
AmWINS Group, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	721	722,104
Broadstreet Partners, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 6/13/31	246	246,201
HUB International Ltd., Term Loan, 6.769%, (3 mo. USD Term SOFR + 2.50%), 6/20/30	500	501,926
IMA Financial Group, Inc., Term Loan, 11/1/28(6)	75	75,078
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	419	419,187
		$2,707,389
Interactive Media & Services — 0.9%
Aragorn Parent Corp., Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 12/15/28	$283	$284,904
Borrower/Description	Principal Amount (000's omitted)	Value
Interactive Media & Services (continued)
Foundational Education Group, Inc., Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 8/31/28	$137	$ 125,241
		$ 410,145
IT Services — 4.7%
Asurion LLC:
Term Loan, 7.691%, (1 mo. USD Term SOFR + 3.25%), 7/31/27	$38	$ 38,311
Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	419	409,221
Term Loan - Second Lien, 9.691%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	250	239,766
Gainwell Acquisition Corp., Term Loan, 8.396%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	213	205,500
Informatica LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	532	534,953
Rackspace Finance LLC, Term Loan - Second Lien, 7.179%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	197	90,814
Sedgwick Claims Management Services, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	691	694,026
		$2,212,591
Leisure Products — 1.1%
Hayward Industries, Inc., Term Loan, 6.941%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	$201	$201,865
Recess Holdings, Inc., Term Loan, 8.025%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	294	294,875
		$496,740
Life Sciences Tools & Services — 0.2%
Avantor Funding, Inc., Term Loan, 6.427%, (1 mo. USD Term SOFR + 2.00%), 11/8/27	$117	$117,282
		$117,282
Machinery — 10.4%
AI Aqua Merger Sub, Inc., Term Loan, 7.324%, (1 mo. USD Term SOFR + 3.00%), 7/31/28	$337	$337,076
Apex Tool Group LLC:
Term Loan, 14.427%, (1 mo. USD Term SOFR + 10.00%), 7.50% cash, 6.927% PIK, 2/8/30	188	148,384
Term Loan - Second Lien, 9.677%, (1 mo. USD Term SOFR + 5.25%), 2/8/29	79	68,982
Conair Holdings LLC, Term Loan, 8.191%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	481	356,125
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	380	372,994
Crown Equipment Corp., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 10/10/31	224	224,485
Engineered Machinery Holdings, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 5/19/28	524	527,749
Filtration Group Corp., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 10/21/28	440	441,888

Calvert
Floating-Rate Advantage Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Gates Global LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$718	$ 718,824
John Bean Technologies Corp., Term Loan, 6.427%, (1 mo. USD Term SOFR + 2.00%), 1/2/32	150	150,317
Madison IAQ LLC, Term Loan, 6.762%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	218	218,826
SPX FLOW, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 4/5/29	227	227,748
Terex Corp., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 10/8/31	474	477,120
TK Elevator Midco GmbH, Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30	633	635,262
		$ 4,905,780
Media — 1.1%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	$125	$124,610
Charter Communications Operating LLC, Term Loan, 6.548%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	124	124,709
Fleet Midco I Ltd., Term Loan, 7.055%, (6 mo. USD Term SOFR + 2.75%), 2/21/31	272	273,214
		$522,533
Metals/Mining — 1.0%
Novelis Corp., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 3/11/32	$200	$199,999
WireCo WorldGroup, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	278	265,224
		$465,223
Oil, Gas & Consumable Fuels — 1.0%
ITT Holdings LLC, Term Loan, 7.052%, (1 mo. USD Term SOFR + 2.73%), 10/11/30	$493	$494,421
		$494,421
Passenger Airlines — 0.4%
WestJet Loyalty LP, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	$194	$194,775
		$194,775
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$155	$156,175
		$156,175
Professional Services — 6.5%
AlixPartners LLP, Term Loan, 6.941%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	$439	$440,618
Camelot U.S. Acquisition LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	558	553,280
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
CohnReznick LLP:
Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 3/31/32	$122	$ 121,500
Term Loan, 3/31/32(5)	28	28,125
Employbridge Holding Co.:
Term Loan, 3.25%, 1/19/30(5)	68	53,363
Term Loan, 9.796%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	163	127,120
Term Loan - Second Lien, 9.307%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	364	96,734
First Advantage Holdings LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 10/31/31	322	322,510
Grant Thornton Advisors LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 6/2/31	4	4,002
Neptune Bidco U.S., Inc., Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 4/11/29	193	183,276
Tempo Acquisition LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 8/31/28	549	546,930
Teneo Holdings LLC, Term Loan, 9.077%, (1 mo. USD Term SOFR + 4.75%), 3/13/31	247	249,851
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	256	256,805
Vaco Holdings LLC, Term Loan, 9.446%, (3 mo. USD Term SOFR + 5.00%), 1/21/29	95	87,615
		$3,071,729
Real Estate Management & Development — 1.6%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 1/31/30	$104	$104,978
Greystar Real Estate Partners LLC, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 8/21/30	389	390,498
RE/MAX International, Inc., Term Loan, 6.941%, (1 mo. USD Term SOFR + 2.50%), 7/21/28	264	255,750
		$751,226
Road & Rail — 0.5%
Avis Budget Car Rental LLC, Term Loan, 6.191%, (1 mo. USD Term SOFR + 1.75%), 8/6/27	$219	$217,655
		$217,655
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(7)	$34	$13,314
MaxLinear, Inc., Term Loan, 6.686%, (1 mo. USD Term SOFR + 2.25%), 6/23/28	54	49,821
		$63,135
Software — 14.1%
Applied Systems, Inc., Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/24/31	$872	$876,969
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(7)	178	4,000

Calvert
Floating-Rate Advantage Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Astra Acquisition Corp.: (continued)
Term Loan, 0.00%, 10/25/29(7)	$269	$ 7,403
Term Loan, 11.046%, (3 mo. USD Term SOFR + 6.75%), 2/25/28	127	36,029
Cloud Software Group, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	612	613,572
Cloudera, Inc.:
Term Loan, 8.177%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	337	324,668
Term Loan - Second Lien, 10.427%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	150	136,594
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(8)	38	37,894
Constant Contact, Inc., Term Loan, 8.518%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	186	178,651
Drake Software LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	122	122,115
E2open LLC, Term Loan, 7.941%, (1 mo. USD Term SOFR + 3.50%), 2/4/28	129	129,780
ECI Macola Max Holding LLC, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 5/9/30	413	415,670
Ellucian Holdings, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 10/9/29	676	678,432
Epicor Software Corp., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	508	509,447
GoTo Group, Inc., Term Loan, 9.162%, (1 mo. USD Term SOFR + 4.75%), 4/28/28	147	128,767
Marcel LUX IV SARL, Term Loan, 7.76%, (1 mo. USD Term SOFR + 3.50%), 11/12/30	356	358,189
OID-OL Intermediate I LLC:
Term Loan, 8.733%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	263	220,667
Term Loan, 10.318%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	64	66,077
Open Text Corp., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	499	499,308
Project Alpha Intermediate Holding, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	244	245,823
Proofpoint, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 8/31/28	174	174,849
RealPage, Inc., Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	270	268,649
Redstone Holdco 2 LP, Term Loan, 9.291%, (3 mo. USD Term SOFR + 4.75%), 4/27/28	306	167,216
Skillsoft Corp., Term Loan, 9.691%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	216	198,591
Veritas U.S., Inc., Term Loan, 16.796%, (3 mo. USD Term SOFR + 12.50%), 12/9/29	108	108,481
Vision Solutions, Inc., Term Loan, 8.541%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	129	122,485
		$6,630,326
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.8%
Hoya Midco LLC, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 2/3/29	$108	$ 94,845
Les Schwab Tire Centers, Term Loan, 6.827% - 6.833%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	262	262,014
		$ 356,859
Textiles, Apparel & Luxury Goods — 1.7%
Gloves Buyer, Inc., Term Loan, 8.321%, (1 mo. USD Term SOFR + 4.00%), 1/17/32	$425	$ 417,563
Hanesbrands, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	399	401,003
		$ 818,566
Trading Companies & Distributors — 3.3%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$383	$383,585
Core & Main LP, Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 7/27/28	420	420,827
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 1/29/31	112	109,934
Paint Intermediate III LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/9/31	100	99,127
Park River Holdings, Inc., Term Loan, 7.80%, (3 mo. USD Term SOFR + 3.25%), 12/28/27	284	277,104
Spin Holdco, Inc., Term Loan, 8.577%, (3 mo. USD Term SOFR + 4.00%), 3/4/28	317	279,597
		$1,570,174
Transportation Infrastructure — 0.8%
KKR Apple Bidco LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$364	$363,728
		$363,728
Wireless Telecommunication Services — 0.5%
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27	$250	$250,047
		$250,047
Total Senior Floating Rate Loans (identified cost $56,937,094)		$55,792,025

Calvert
Floating-Rate Advantage Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 10.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(9)	4,730,119	$ 4,730,119
Total Short-Term Investments (identified cost $4,730,119)		$ 4,730,119
Total Investments — 129.5% (identified cost $62,408,942)		$61,054,340
Less Unfunded Loan Commitments — (0.4)%		$ (189,212)

Net Investments — 129.1% (identified cost $62,219,730)	$60,865,128
Note Payable — (36.1)%	$(17,000,000)

Other Assets, Less Liabilities — 7.0%	$ 3,285,031
Net Assets — 100.0%	$47,150,159

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(5)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At June 30, 2025, the total value of unfunded loan commitments is $147,123.
(6)	This Senior Loan will settle after June 30, 2025, at which time the interest rate will be determined.
(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Fixed-rate loan.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.

Abbreviations:
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,730,119, which represents 10.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,345,974	$67,252,806	$(63,868,661)	$ —	$ —	$4,730,119	$129,646	4,730,119

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Floating-Rate Advantage Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$4,776	$190,441	$283,251	$478,468
Preferred Stocks	—	53,728	—	53,728
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	55,602,813	—	55,602,813
Short-Term Investments	4,730,119	—	—	4,730,119
Total Investments	$4,734,895	$55,846,982	$283,251	$60,865,128

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.